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                        CENTURY CAPITAL MANAGEMENT TRUST
                              CENTURY SHARES TRUST
                                       AND
                          CENTURY SMALL CAP SELECT FUND
                                INVESTMENT SHARES
                              INSTITUTIONAL SHARES

                      Supplement Dated November 11, 2002 to
                  Prospectuses Dated January 30, 2002 for the
   Century Small Cap Select Fund and April 30, 2002 for Century Shares Trust

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "SHAREHOLDER INFORMATION," under the sub-heading "PURCHASING SHARES," the address for mailing your application and check in the table on page 6 of the Century Shares Trust Prospectus and pages 10 and 11 of the Century Small Cap Select Fund Prospectus is replaced with the following address:

         Regular Mail                       Overnight Mail or Hand Delivery
         ------------                       -------------------------------
         Century Funds                      Century Funds
         PO Box 446                         2 Portland Square
         Portland, ME 04112                 Portland, ME 04101

In addition, the wire instructions in the table on page 6 of the Century Shares Trust Prospectus and page 10 of the Century Small Cap Select Fund Prospectus are replaced with following instructions:

                           Wire funds to:
                             Deutsche Bank Trust Company Americas
                             New York, NY
                             ABA: 021001033
                             For credit to:
                             Forum Shareholder Services, LLC
                             A/C: 014-65-547
                             Re: Name of Fund
                             Shareholder Name and Account Number

In the section captioned "SHAREHOLDER INFORMATION," under the sub-heading "REDEEMING SHARES," the address on page 7 of the Century Shares Trust Prospectus and page 10 of the Century Small Cap Select Fund Prospectus for sending instructions by mail to sell your shares, is replaced with the following address:

         Regular Mail                       Overnight Mail or Hand Delivery
         ------------                       -------------------------------
         Century Funds                      Century Funds
         PO Box 446                         2 Portland Square
         Portland, Maine 04112              Portland, ME 04101

In the section captioned "SHAREHOLDER INFORMATION," under the sub-heading "SHAREHOLDER ACCOUNT" on page 9 of the Century Shares Trust Prospectus and page 13 of the Century Small Cap Select Fund Prospectus the mailing address is replaced with the following address:

         Regular Mail                       Overnight Mail or Hand Delivery
         ------------                       -------------------------------
         Century Funds                      Century Funds
         PO Box 446                         2 Portland Square
         Portland, Maine 04112              Portland, ME 04101

(The telephone number for the fund will remain as set forth in the Prospectus.)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                              CENTURY SHARES TRUST
                               One Liberty Square
                           Boston, Massachusetts 02109
                          800-321-1928 or 617-482-3060
                             email@centuryfunds.com

                              SUPPLEMENT TO PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                    SUPPLEMENT DATED NOVEMBER 11, 2002 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002

Century Capital Management Trust is registered as an open-end management company. Century Shares Trust is a series of Century Capital Management Trust.

On page 5 in the section captioned "Investment Advisory and Other Services" under the sub-heading "Transfer Agent and Dividend Paying Agent," State Street Bank and Trust Company, through its subsidiary Boston Financial Data Services, Inc., the transfer agent and dividend paying agent is replaced with Forum Shareholder Services, LLC, 2 Portland Square, Portland, Maine.
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                          CENTURY SMALL CAP SELECT FUND
                               One Liberty Square
                           Boston, Massachusetts 02109
                          800-321-1928 or 617-482-3060
                             email@centuryfunds.com

                              SUPPLEMENT TO PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                    SUPPLEMENT DATED NOVEMBER 11, 2002 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2002

Century Capital Management Trust is registered as an open-end management company. Century Small Cap Select Fund is a series of Century Capital Management Trust.

On page 8 in the section captioned "Investment Advisory and Other Services" under the sub-heading "Transfer Agent and Dividend Paying Agent," State Street Bank and Trust Company, through its subsidiary Boston Financial Data Services, Inc., the transfer agent and dividend paying agent is replaced with Forum Shareholder Services, LLC, 2 Portland Square, Portland, Maine for both classes of shares.